Reverse Recapitalization (Tables)	3 Months Ended
Sep. 30, 2024
Reverse Recapitalization [Abstract]
Schedule of Common Stock Issued and Outstanding	The following table presents the number of the Company’s common stock issued and outstanding immediately following the Reverse Recapitalization (as defined below):
Common Stock
ACAC’s common stock outstanding prior to Reverse Recapitalization	3,971,634
Less: redemption of ACAC’s common stock	(1,744,663)
Common stock issued to underwriter	43,125
Conversion of Old Foxx’s common stock into Foxx’s common stock	3,303,333
Conversion of Old Foxx’s convertible promissory notes into Foxx’s common stock	1,696,668
Total common stock outstanding	7,270,097

Schedule of Reverse Recapitalization	The following table reconcile the elements of the Reverse Recapitalization to the unaudited condensed consolidated statements of cash flows and the changes in shareholders’ deficit:
September 26, 2024
Funds held in ACAC’s trust account	$21,627,541
Funds held in ACAC’s operating cash account	298,643
Less: payments of transaction costs incurred by ACAC	(2,215,896)
Proceeds from the Reverse Recapitalization	19,710,288
Less: non-cash net deficit assumed from ACAC	(21,810,926)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	$(2,100,638)